COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
Schedule of minimum future rental payments under noncancellable leases

(in thousands)
2012	$4,328
2013	3,348
2014	3,361
2015	2,581
2016	1,647
2017-2019	1,694
Total minimum future rental payments	$16,959